Towd Point Mortgage Trust 2021-1 ABS-15G

Exhibit 99.1 - Schedule 3B

Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
9980003870	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
9965073283	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																			[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.		SELLER - GENERAL COMMENT (2020-09-17): Not Found	GENERAL COMMENT (2020-09-17): Not Found		Yes	TR Indeterminable
9954187536	XXXXXXXXXX	XXXXXXXXXX	OR	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,364.08 is underdisclosed from calculated Finance Charge of $213,634.54 in the amount of $270.46.
																																			[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Under disclosure due to Itemization of Finance Charges includes a $15 credit report fee, but does not include a $240 release tracking fee and $50 subordination fee.: Under disclosure due to Itemization of Finance Charges includes a $15 credit report fee, but does not include a $240 release tracking fee and $50 subordination fee.					-
9795184445	XXXXXXXXXX	XXXXXXXXXX	OR	1/XX/2008	12/XX/2007	UTD	Refinance UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Oregon Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] State Compliance - Oregon Prepayment Penalty Loan Agreement: Oregon Prepayment Penalty: Loan agreement does not contain required prepayment penalty language specified in the statute.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
9617046381	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2007	3/XX/2007	UTD	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
9502114496	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2006	1/XX/2006	UTD	UTD UTD	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of x% contracts for a prepay term of 36 months, which exceeds max allowable.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
9488175632	XXXXXXXXXX	XXXXXXXXXX	OH	5/XX/2000	4/XX/2000	Primary	Purchase	D	D	D	D	D	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan prepay term of 72 months exceeds state maximum of 60 months.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,548.64 is underdisclosed from calculated Finance Charge of $135,678.72 in the amount of $130.08.	Federal Compliance - TIL itemization did not disclose an assignment fee of $18 and a closing settlement fee of $100 as prepaid finance charges.: TIL itemization did not disclose an assignment fee of $18 and a closing settlement fee of $100 as prepaid finance charges.	SELLER - GENERAL COMMENT (2020-09-28): Not found	GENERAL COMMENT (2020-09-28): Not found		No	TNR Testing Not Required
9419404035	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
9133455876	XXXXXXXXXX	XXXXXXXXXX	MO	1/XX/2005	12/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing [B] Federal Compliance - Missing Initial Loan Application Test [B] Federal Compliance - Final TIL Finance Charge Under Disclosed						-
9094000206	XXXXXXXXXX	XXXXXXXXXX	NV	4/XX/2006	3/XX/2006	UTD	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
9049844079	XXXXXXXXXX	XXXXXXXXXX	MI	5/XX/2001	4/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.						-
9029694818	XXXXXXXXXX	XXXXXXXXXX	TX	5/XX/2007	4/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
9027100642	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2006	8/XX/2006	UTD	UTD UTD	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
8993097554	XXXXXXXXXX	XXXXXXXXXX	MO	5/XX/1999	2/XX/1999	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
8982351260	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Per State law, except on a refinancing, registered lenders may charge a prepayment penalty of up to one percent on the original principal balance of the loan at any time prior to five years from the date the loan contract is executed. No prepayment may be charged on a refinancing.: Per State law, except on a refinancing, registered lenders may charge a prepayment penalty of up to one percent on the original principal balance of the loan at any time prior to five years from the date the loan contract is executed. No prepayment may be charged on a refinancing.					-
8943661591	XXXXXXXXXX	XXXXXXXXXX	GA	7/XX/2000	6/XX/2000	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2000.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $272,008.30 is underdisclosed from calculated Finance Charge of $272,238.47 in the amount of $230.17.	Federal Compliance - Unable to determine under disclosure due to missing final itemization of amount financed.: Unable to determine under disclosure due to missing final itemization of amount financed.					-
8653522433	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2004	7/XX/2004	Investment	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.						-
8630749569	XXXXXXXXXX	XXXXXXXXXX	GA	8/XX/2005	7/XX/2005	UTD	UTD UTD	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						State - NC
8597038700	XXXXXXXXXX	XXXXXXXXXX	CT	5/XX/2009	4/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - (State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold): Connecticut Non-Prime Home Loan: APR on subject loan of 8.21920% or Final Disclosure APR of 8.23000% is in excess of allowable threshold of Conventional Mortgage Rate x.xx% + 1.75%, or x.xx% and US Treasury Rate 3.6600% + 3%, or 6.66000%. Non-Compliant Loan.
[B] State Compliance - (State HPML Disclosure) Connecticut Non-Prime Home Loan (Counseling Notice Not Provided): Connecticut Non-Prime Home Loan (HB5577): Counseling Notice (with toll-free number) not provided to borrower.
[B] State Compliance - (State HPML Disclosure) Connecticut Non-Prime Home Loan (First Mortgage Disclosure Not Provided): Connecticut Non-Prime Home Loan (HB5577): Borrower not provided First Mortgage Disclosure generally describing the terms of the transaction.
[B] State Compliance - (State HPML Provision) Connecticut Non-Prime Home Loan (Impermissible Prepayment Penalty): Connecticut Non-Prime Home Loan (HB5577): Mortgage loan contains an impermissible prepayment penalty.
[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
8539377877	XXXXXXXXXX	XXXXXXXXXX	PA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
8529309959	XXXXXXXXXX	XXXXXXXXXX	KY	8/XX/2006	7/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
8456843944	XXXXXXXXXX	XXXXXXXXXX	MA	8/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Home Improvement		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/??/2003.						-
8339587484	XXXXXXXXXX	XXXXXXXXXX	TX	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
																																			[B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information)						-
8209898764	XXXXXXXXXX	XXXXXXXXXX	MS	4/XX/2000	12/XX/1999	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.											B	B	B	B	B	[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-
8081428640	XXXXXXXXXX	XXXXXXXXXX	IN	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
8079959212	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2007	3/XX/2007	UTD	UTD UTD	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
8056378459	XXXXXXXXXX	XXXXXXXXXX	CO	12/XX/2004	11/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.						-
8039473018	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
8010078536	XXXXXXXXXX	XXXXXXXXXX	MO	5/XX/2005	4/XX/2005	UTD	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
7889208757	XXXXXXXXXX	XXXXXXXXXX	MO	10/XX/2003	9/XX/2003	UTD	UTD UTD	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2003 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
7845388184	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/1998	4/XX/1998	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 10.90000% is underdisclosed from calculated APR of 11.03052% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,005.70 is underdisclosed from calculated Finance Charge of $92,423.00 in the amount of $417.30.
																																			[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Itemization does not itemize all of the fees.: Itemization does not itemize all of the fees.					-
7579694386	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/1999	5/XX/1999	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed						-
7505203519	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.		SELLER - GENERAL COMMENT (2019-08-02): Not Found	GENERAL COMMENT (2019-08-02): Not Found		Yes	TR HUD Deficiency
7482092489	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2005	4/XX/2005	UTD	UTD UTD	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
7316811696	XXXXXXXXXX	XXXXXXXXXX	MI	6/XX/2004	5/XX/2004	Primary	Refinance Limited Cash-out GSE	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Prepayment penalty not permissible by state law.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.						-
7280466493	XXXXXXXXXX	XXXXXXXXXX	IL	10/XX/2005	9/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.		REVIEWER - GENERAL COMMENT (2019-02-20): Disclosure is present in file but we are not able to determine if it was received by the borrower.				-
7162222931	XXXXXXXXXX	XXXXXXXXXX	IN	1/XX/2006	12/XX/2005	Primary	Refinance UTD	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																			[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.		SELLER - GENERAL COMMENT (2019-08-02): Not Found	GENERAL COMMENT (2019-08-02): Not Found		Yes	TR Indeterminable (UAL State)
7051085477	XXXXXXXXXX	XXXXXXXXXX	IN	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
6980736919	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/2006	9/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
6979232699	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2006	3/XX/2006	UTD	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
6963520564	XXXXXXXXXX	XXXXXXXXXX	AZ	10/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.		SELLER - GENERAL COMMENT (2019-02-07): Not Found	GENERAL COMMENT (2019-02-07): Not Found GENERAL COMMENT (2019-02-07): Not Found		Yes	TR Indeterminable
6923325796	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
																																			[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
6919256813	XXXXXXXXXX	XXXXXXXXXX	MI	3/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx	Federal Compliance - Per the High Cost Analysis, Processing fee was under disclosed by $XX and Courier fee under disclosed by $30.: Per the High Cost Analysis, Processing fee was under disclosed by $XX and Courier fee under disclosed by $30.					-
6865541022	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2007	6/XX/2007	Primary	Refinance UTD	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing
[B] Federal Compliance - Disbursement Date Missing
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Property Type Not Provided
[B] Federal Compliance - Notice of Right to Cancel Missing
																																			[B] Federal Compliance - TILA - Final TIL Missing		SELLER - GENERAL COMMENT (2018-09-10): Received new file. REVIEWER - GENERAL COMMENT (2018-09-10): Received new file. Same file as we already received so current exceptions will remain.	GENERAL COMMENT (2018-09-10): Received new file.		Yes	TR Indeterminable
6413415876	XXXXXXXXXX	XXXXXXXXXX	SC	7/XX/2006	6/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.						-
6258588140	XXXXXXXXXX	XXXXXXXXXX	TX	1/XX/2007	1/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
																																			[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-
6251529304	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Late Charge
6162387916	XXXXXXXXXX	XXXXXXXXXX	AL	3/XX/2001	2/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2001, prior to three (3) business days from transaction date of 03/XX/2001.						-
6151378605	XXXXXXXXXX	XXXXXXXXXX	AL	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6079640448	XXXXXXXXXX	XXXXXXXXXX	TX	11/XX/2002	9/XX/2002	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,820.69 is underdisclosed from calculated Finance Charge of $86,563.06 in the amount of $1,742.37.	Federal Compliance - Finance Charges under disclosed due to payment stream. Lender appears to have used a lower index than the lowest available in Clarity.: Finance Charges under disclosed due to payment stream. Lender appears to have used a lower index than the lowest available in Clarity.					-
6013278431	XXXXXXXXXX	XXXXXXXXXX	WA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
																																			[B] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.						-
5970427239	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
5813739314	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
5733891865	XXXXXXXXXX	XXXXXXXXXX	LA	9/XX/2009	8/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2009 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2009, prior to three (3) business days from transaction date of 09/XX/2009.
																																			[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
5507458665	XXXXXXXXXX	XXXXXXXXXX	CO	9/XX/2004	9/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.						-
5442465291	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2007	1/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.		REVIEWER - GENERAL COMMENT (2019-02-20): Disclosure is present in file but we are not able to determine if it was received by the borrower.				-
5441066342	XXXXXXXXXX	XXXXXXXXXX	OH	10/XX/2005		Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	Exception: Federal FACTA Disclosure- - Rating - 2;						-
5365963027	XXXXXXXXXX	XXXXXXXXXX	TX	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
5028983072	XXXXXXXXXX	XXXXXXXXXX	CO	5/XX/2004	4/XX/2004	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.		REVIEWER - GENERAL COMMENT (2019-02-20): Disclosure is present in file but we are not able to determine if it was received by the borrower.				-
5007862031	XXXXXXXXXX	XXXXXXXXXX	GA	9/XX/2006	8/XX/2006	UTD	UTD UTD	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						State - NC
4867420086	XXXXXXXXXX	XXXXXXXXXX	VA	6/XX/2005	6/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Prepayment penalty not permissible by state law.		REVIEWER - GENERAL COMMENT (2019-02-20): Disclosure is present in file but we are not able to determine if it was received by the borrower.				-
4781511429	XXXXXXXXXX	XXXXXXXXXX	NV	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
4491021643	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
4481327886	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2007	8/XX/2007	Primary	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
4378803459	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
4354706609	XXXXXXXXXX	XXXXXXXXXX	MA	6/XX/2005	5/XX/2005	UTD	UTD UTD	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
4220721620	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2005	10/XX/2005	UTD	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
4197527193	XXXXXXXXXX	XXXXXXXXXX	NM	2/XX/1998	1/XX/1998	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1998 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR Indeterminable
4043301279	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2005	11/XX/2005	UTD	UTD UTD	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
3996808374	XXXXXXXXXX	XXXXXXXXXX	IN	11/XX/2004	10/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3837583019	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2006	4/XX/2006	UTD	UTD UTD	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
3752570735	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2002	8/XX/2002	UTD	Refinance Cash-out - Other	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
3708800487	XXXXXXXXXX	XXXXXXXXXX	TX	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3704350801	XXXXXXXXXX	XXXXXXXXXX	GA	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,063.17 is underdisclosed from calculated Finance Charge of $208,124.05 in the amount of $60.88.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
3584559842	XXXXXXXXXX	XXXXXXXXXX	CT	4/XX/2004	3/XX/2004	UTD	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
3465146131	XXXXXXXXXX	XXXXXXXXXX	VA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.						-
3306676486	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2006	12/XX/2005	UTD	UTD UTD	C	C	C	C	C	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Late Charge
3300740939	XXXXXXXXXX	XXXXXXXXXX	IN	3/XX/2005	2/XX/2005	Primary	UTD UTD	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
3296865716	XXXXXXXXXX	XXXXXXXXXX	SC	7/XX/2005	3/XX/2005	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,212.83 is underdisclosed from calculated Finance Charge of $123,362.82 in the amount of $149.99.	Federal Compliance - Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.: Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.					-
3138286759									D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance.: Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Indeterminable
3069128365	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2004	2/XX/2004	Investment	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2732870531	XXXXXXXXXX	XXXXXXXXXX	AL	4/XX/2006	3/XX/2006	UTD	UTD UTD	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
2632607091	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
2606965344	XXXXXXXXXX	XXXXXXXXXX	NV	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003 [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.						-
2461728285	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2007	1/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.						-
2299848860	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/1999	12/XX/1998	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/1998.
																																			[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
2250197954	XXXXXXXXXX	XXXXXXXXXX	IL	9/XX/2005	8/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
2194202545	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/1998	10/XX/1998	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/1998.
[B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,408.28 is underdisclosed from calculated Finance Charge of $201,506.67 in the amount of $98.39.	State Compliance - Late charge of 6% exceeds state (NJ) limit of 4%.: Late charge of 6% exceeds state (NJ) limit of 4%. Federal Compliance - Unable to determine under disclosure due to missing Itemization and utilizing lowest index available per look back.: Unable to determine under disclosure due to missing Itemization and utilizing lowest index available per look back.					-
2146255873	XXXXXXXXXX	XXXXXXXXXX	WI	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
2098707472	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
2014896025	XXXXXXXXXX	XXXXXXXXXX	OH	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
																																			[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
1842306138	XXXXXXXXXX	XXXXXXXXXX	AL	2/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.						-
1568951271	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/2004	10/XX/2004	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		SELLER - GENERAL COMMENT (2019-02-07): Not Found REVIEWER - GENERAL COMMENT (2019-02-20): Disclosure is present in file but we are not able to determine if it was received by the borrower.	GENERAL COMMENT (2019-02-07): Not Found GENERAL COMMENT (2019-02-07): Not Found		Yes	TR Indeterminable
1492267656	XXXXXXXXXX	XXXXXXXXXX	IL	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		C	C	C	C	C																	C	C	C	C	C	[C] County Compliance - ILAPLD - Missing Certificate of Compliance/Exemption [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation						State - NC
1351643500	XXXXXXXXXX	XXXXXXXXXX	MI	4/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Final Title Policy is Missing											B	B	B	B	B	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance						-
1268962251	XXXXXXXXXX	XXXXXXXXXX	UT	6/XX/2005	5/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.						-
1238898466	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2007	3/XX/2007	UTD	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
1205776731	XXXXXXXXXX	XXXXXXXXXX	MN	7/XX/2008	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 8.04061% or Final Disclosure APR of 8.05000% is in excess of allowable threshold of USTreasury 4.4800% + 3%, or 7.48000%.  Compliant Subprime Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008.						-
1098001739	XXXXXXXXXX	XXXXXXXXXX	MN	2/XX/2008	1/XX/2008	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 7.28680% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of USTreasury 4.2800% + 3%, or 7.28000%.  Compliant Subprime Loan.
[B] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR Indeterminable